Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest, net of amounts capitalized	$ 527	$ 542	$ 678	$ 604	$ 438
Non-cash distributions to affiliates for conveyance of assets	5	348	351	0	0
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	$ 217	$ 287	$ 276	$ 256	$ 268